Financial risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Maturity analysis of financial liabilities
Cash and cash equivalents	$ 4,831	$ 3,324	$ 5,018
Short-term fixed income investments	809
Fixed deposits	40	80	37
Overdrafts	160	152	94
Committed bank facilities	4,100
Increase in committed bank facilities	1,100
Undrawn committed bank facilities	4,100
Financial instruments	49,688	48,328	47,980
Derivative financial instruments	27	24	18
Derivative financial instruments	258	28	27
Effect of interest	(8,929)	(8,417)	(8,320)
Effect of discounting, fair values and issue costs	(2,401)	(3,132)	(3,123)
Financial instruments after effects of interest and discounting, fair values and issue costs	38,358	36,779	36,537
Contingent consideration	5,106	5,534	5,457	$ 6,411
Put option
Maturity analysis of financial liabilities
Potential payable	1,838
Total derivative financial instruments
Maturity analysis of financial liabilities
Derivative financial instruments	15	(118)	133
Effect of interest	(258)	(434)	(203)
Effect of discounting, fair values and issue costs	(123)	43	(175)
Financial instruments after effects of interest and discounting, fair values and issue costs	(366)	(509)	(245)
Interest rate swaps
Maturity analysis of financial liabilities
Derivative financial instruments	(46)	(70)	(148)
Effect of interest	46	70	148
Effect of discounting, fair values and issue costs	(40)	(50)	(82)
Financial instruments after effects of interest and discounting, fair values and issue costs	(40)	(50)	(82)
Cross currency swaps
Maturity analysis of financial liabilities
Derivative financial instruments	61	(48)	281
Effect of interest	(304)	(504)	(351)
Effect of discounting, fair values and issue costs	(83)	93	(93)
Financial instruments after effects of interest and discounting, fair values and issue costs	(326)	(459)	(163)
Total non-derivative financial instruments
Maturity analysis of financial liabilities
Non-derivative financial instruments	49,673	48,446	47,847
Effect of interest	(8,671)	(7,983)	(8,117)
Effect of discounting, fair values and issue costs	(2,278)	(3,175)	(2,948)
Financial instruments after effects of interest and discounting, fair values and issue costs	38,724	37,288	36,782
Bank overdrafts and other loans
Maturity analysis of financial liabilities
Non-derivative financial instruments	795	875	462
Effect of interest	(2)	(14)	(4)
Effect of discounting, fair values and issue costs	(17)
Financial instruments after effects of interest and discounting, fair values and issue costs	776	861	458
Bonds
Maturity analysis of financial liabilities
Non-derivative financial instruments	27,128	25,004	24,427
Effect of interest	(8,669)	(7,969)	(8,111)
Effect of discounting, fair values and issue costs	(122)	(94)	(59)
Financial instruments after effects of interest and discounting, fair values and issue costs	18,337	16,941	16,257
Finance leases
Maturity analysis of financial liabilities
Non-derivative financial instruments		5	95
Effect of interest			(2)
Financial instruments after effects of interest and discounting, fair values and issue costs		5	93
Trade and other payables
Maturity analysis of financial liabilities
Non-derivative financial instruments	21,750	22,562	22,863
Effect of discounting, fair values and issue costs	(2,139)	(3,081)	(2,889)
Financial instruments after effects of interest and discounting, fair values and issue costs	19,611	19,481	19,974
Due within one year
Maturity analysis of financial liabilities
Increase in committed bank facilities	$ 200
Extension option (in years)	1 year
Undrawn committed bank facilities	$ 1,800
Derivative financial instruments	18
Derivative financial instruments		5	10
Derivative financial receivables	10,207	6,738
Derivative financial payables	10,007	6,765
Due within one year | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	15,250	14,711	13,415
Due within one year | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(182)	22	(22)
Due within one year | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(10)	(10)	(54)
Due within one year | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(172)	32	32
Due within one year | Cross currency swaps | Amount before effects | Previously stated
Maturity analysis of financial liabilities
Derivative financial instruments		420
Due within one year | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	15,432	14,689	13,437
Due within one year | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	774	859	455
Due within one year | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,629	1,985	2,374
Due within one year | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		5	42
Due within one year | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	13,029	11,840	10,566
Years 1 and 2
Maturity analysis of financial liabilities
Increase in committed bank facilities	$ 500
Extension option (in years)	1 year
Undrawn committed bank facilities	$ 200
Derivative financial receivables	35	803
Derivative financial payables	83	601
Years 1 and 2 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	3,953	3,338	6,924
Years 1 and 2 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	48	(202)	(7)
Years 1 and 2 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(9)	(12)	(19)
Years 1 and 2 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	57	(190)	12
Years 1 and 2 | Cross currency swaps | Amount before effects | Previously stated
Maturity analysis of financial liabilities
Derivative financial instruments		(100)
Years 1 and 2 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,905	3,540	6,931
Years 1 and 2 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	7
Years 1 and 2 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,210	1,564	1,921
Years 1 and 2 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			24
Years 1 and 2 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,688	1,976	4,986
Years 2 and 3
Maturity analysis of financial liabilities
Undrawn committed bank facilities	500
Derivative financial receivables	950	39
Derivative financial payables	974	80
Years 2 and 3 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	2,873	3,771	2,429
Years 2 and 3 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	24	41	(231)
Years 2 and 3 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(9)	(12)	(15)
Years 2 and 3 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	33	53	(216)
Years 2 and 3 | Cross currency swaps | Amount before effects | Previously stated
Maturity analysis of financial liabilities
Derivative financial instruments		295
Years 2 and 3 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,849	3,730	2,660
Years 2 and 3 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	14
Years 2 and 3 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,002	2,144	1,500
Years 2 and 3 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			16
Years 2 and 3 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	833	1,586	1,144
Years 3 and 4
Maturity analysis of financial liabilities
Committed bank facilities	3,000
Increase in committed bank facilities	400
Undrawn committed bank facilities	3,400
Derivative financial receivables	30	994
Derivative financial payables	58	971
Years 3 and 4 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	5,181	5,233	3,788
Years 3 and 4 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	28	(23)	32
Years 3 and 4 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(9)	(12)	(15)
Years 3 and 4 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	37	(11)	47
Years 3 and 4 | Cross currency swaps | Amount before effects | Previously stated
Maturity analysis of financial liabilities
Derivative financial instruments		(747)
Years 3 and 4 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	5,153	5,256	3,756
Years 3 and 4 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments		16
Years 3 and 4 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	1,813	2,000	2,080
Years 3 and 4 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			10
Years 3 and 4 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	3,340	3,240	1,666
Years 4 and 5
Maturity analysis of financial liabilities
Derivative financial receivables	30	34
Derivative financial payables	58	59
Years 4 and 5 | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	2,873	2,873	2,714
Years 4 and 5 | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	28	25	71
Years 4 and 5 | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	(9)	(12)	(15)
Years 4 and 5 | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	37	37	86
Years 4 and 5 | Cross currency swaps | Amount before effects | Previously stated
Maturity analysis of financial liabilities
Derivative financial instruments		34
Years 4 and 5 | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,845	2,848	2,643
Years 4 and 5 | Bank overdrafts and other loans | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			7
Years 4 and 5 | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,069	1,736	1,756
Years 4 and 5 | Finance leases | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments			3
Years 4 and 5 | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	776	1,112	877
Later than five years
Maturity analysis of financial liabilities
Derivative financial receivables	2,084	2,198
Derivative financial payables	2,153	2,217
Later than five years | Amount before effects
Maturity analysis of financial liabilities
Financial instruments	19,558	18,402	18,710
Later than five years | Total derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	69	19	290
Later than five years | Interest rate swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments		(12)	(30)
Later than five years | Cross currency swaps | Amount before effects
Maturity analysis of financial liabilities
Derivative financial instruments	69	31	320
Later than five years | Cross currency swaps | Amount before effects | Previously stated
Maturity analysis of financial liabilities
Derivative financial instruments		26
Later than five years | Total non-derivative financial instruments | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	19,489	18,383	18,420
Later than five years | Bonds | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	17,405	15,575	14,796
Later than five years | Trade and other payables | Amount before effects
Maturity analysis of financial liabilities
Non-derivative financial instruments	2,084	$ 2,808	$ 3,624
Euro medium term note programme
Maturity analysis of financial liabilities
Debt instruments issued	3,792
SEC registered programme
Maturity analysis of financial liabilities
Debt instruments issued	$ 14,546